Key Management Personnel Disclosures (Details) - shares	Jun. 30, 2024	Jun. 07, 2024	Jun. 30, 2023
Disclosure of classes of share capital [line items]
No of shares, Opening balance	100		100
RSU’s [Member]
Disclosure of classes of share capital [line items]
No of shares, Opening balance	955,000	955,000
Key management personnel of entity or parent [member]
Disclosure of classes of share capital [line items]
No of shares, Opening balance	50,765